DEFERRED CONNECTION FEES	12 Months Ended
Dec. 31, 2010
DEFERRED CONNECTION FEES
DEFERRED CONNECTION FEES

20. DEFERRED CONNECTION FEES

        Deferred connection fees for the years ended December 31, 2010 and 2009, were as follows:

	2010	2009
Balance, beginning of the year	$163,098	$174,225
Payments received and deferred during the year	89,030	60,590
Amounts amortized and recognized as revenue during the year	(95,706)	(67,057)
Currency translation adjustment	(1,134)	(4,660)

Balance, end of the year	155,288	163,098
Less: current portion	(49,212)	(46,930)

Non-current portion	$106,076	$116,168

        The Group defers initial connection fees paid by subscribers for the activation of network service as well as one time activation fees received for connection to various value added services. These fees are recognized as revenue over the estimated average subscriber life (Note 2).